Transamerica International Stock

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Australia - 3.6%
ANZ Group Holdings Ltd.	106,782	$ 2,790,755
BlueScope Steel Ltd.	158,728	3,640,627
Evolution Mining Ltd.	1,048,481	8,313,749
Goodman Group, REIT	128,046	2,665,779
Macquarie Group Ltd.	26,418	4,689,689
Qantas Airways Ltd.	1,071,268	7,454,971
QBE Insurance Group Ltd.	225,346	3,908,573
Santos Ltd.	873,429	4,850,805
South32 Ltd.	539,850	1,721,097
		40,036,045
Belgium - 0.6%
Anheuser-Busch InBev SA	80,822	7,019,711
Denmark - 2.4%
Danske Bank AS	206,273	11,870,941
Genmab AS (A)	11,844	3,409,158
Novo Nordisk AS, Class B	146,478	6,928,640
Novonesis Novozymes, Class B	59,284	3,859,588
		26,068,327
Finland - 0.5%
Nokia OYJ	598,185	5,528,982
France - 8.3%
BNP Paribas SA	34,791	4,420,844
Capgemini SE	42,483	5,049,560
Credit Agricole SA	118,682	2,652,003
Eiffage SA	46,008	6,539,096
Engie SA	188,886	5,887,786
EssilorLuxottica SA	13,025	2,465,916
Hermes International SCA	995	1,763,014
L'Oreal SA	11,970	5,331,381
LVMH Moet Hennessy Louis Vuitton SE	9,290	5,101,464
Safran SA	8,854	3,479,456
Sanofi SA	62,414	5,374,573
Schneider Electric SE	24,165	8,119,084
Societe Generale SA	156,369	14,698,161
TotalEnergies SE	127,566	11,246,277
Unibail-Rodamco-Westfield, REIT (A)	49,683	6,053,299
Veolia Environnement SA	82,545	3,284,742
		91,466,656
Germany - 8.8%
Allianz SE	5,003	2,492,004
Bayer AG	134,235	7,449,469
Deutsche Bank AG	302,015	11,115,957
Deutsche Telekom AG	358,972	11,078,226
E.ON SE	358,022	7,712,961
Fresenius SE & Co. KGaA	68,363	3,513,668
Infineon Technologies AG	106,662	7,654,442
MTU Aero Engines AG	8,107	3,399,088
Rheinmetall AG	4,687	6,195,973
SAP SE	51,165	9,378,294
Siemens AG	48,835	16,000,610
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens Energy AG	46,691	$ 7,976,829
Vonovia SE	97,031	2,354,034
		96,321,555
Hong Kong - 1.2%
AIA Group Ltd.	656,600	6,619,112
Hong Kong Exchanges & Clearing Ltd.	70,900	3,694,089
Jardine Matheson Holdings Ltd.	38,600	2,563,616
		12,876,817
Israel - 1.7%
Bank Hapoalim BM	175,260	4,254,955
Teva Pharmaceutical Industries Ltd., ADR (A)	415,645	14,551,731
		18,806,686
Italy - 3.3%
ENEL SpA	560,823	6,333,597
Eni SpA	213,820	5,947,762
Intesa Sanpaolo SpA	1,577,866	11,927,571
Leonardo SpA	121,830	7,764,775
Prysmian SpA	32,064	4,424,614
		36,398,319
Japan - 26.7%
Advantest Corp.	17,200	3,398,410
Asahi Group Holdings Ltd.	430,100	4,488,607
Central Japan Railway Co.	181,500	4,516,598
Daiichi Life Group, Inc.	548,100	6,608,641
Daiwa House Industry Co. Ltd.	162,800	4,780,872
Disco Corp.	11,600	4,146,237
Fast Retailing Co. Ltd.	12,200	5,973,965
FUJIFILM Holdings Corp.	479,700	11,291,957
Fujitsu Ltd.	222,800	5,135,378
Hitachi Ltd.	273,700	8,969,296
ITOCHU Corp.	1,007,600	12,644,988
Japan Tobacco, Inc.	246,300	10,981,748
JFE Holdings, Inc. (B)	254,200	2,884,184
KDDI Corp.	708,200	13,047,676
Kioxia Holdings Corp. (A)	36,600	10,201,752
Kirin Holdings Co. Ltd.	681,100	12,600,180
Marubeni Corp.	376,500	12,168,731
Mitsubishi Corp.	110,400	3,300,162
Mitsubishi Electric Corp.	143,200	5,158,506
Mitsubishi Heavy Industries Ltd.	156,500	3,656,204
Mitsubishi UFJ Financial Group, Inc.	661,600	14,777,827
Mitsui & Co. Ltd.	207,300	6,360,850
Mizuho Financial Group, Inc.	147,790	7,662,053
MS&AD Insurance Group Holdings, Inc.	128,000	3,940,296
Murata Manufacturing Co. Ltd.	99,400	4,529,093
NEC Corp.	183,200	5,444,458
Nomura Holdings, Inc.	832,200	8,051,112
NTT, Inc.	6,110,900	5,857,378
Otsuka Holdings Co. Ltd.	143,700	9,964,072
Recruit Holdings Co. Ltd.	66,300	5,243,058
Renesas Electronics Corp.	154,000	3,086,738
Sekisui Chemical Co. Ltd.	300,800	5,006,344
SoftBank Group Corp.	153,300	4,774,909
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sony Group Corp.	256,900	$ 6,003,461
Sumitomo Corp.	1,182,000	12,269,109
Sumitomo Mitsui Financial Group, Inc.	369,300	15,868,417
Suzuki Motor Corp.	324,500	4,235,875
Takeda Pharmaceutical Co. Ltd.	227,900	7,825,089
TDK Corp.	370,300	7,120,297
Tokyo Electron Ltd.	13,500	4,513,550
Toyota Motor Corp.	274,600	5,196,713
		293,684,791
Netherlands - 5.8%
ASM International NV	5,066	4,691,869
ASML Holding NV	22,600	37,243,555
Koninklijke Ahold Delhaize NV	113,381	4,492,408
Koninklijke Philips NV	149,262	3,932,731
NN Group NV	74,789	7,049,696
Prosus NV	131,391	6,106,107
		63,516,366
Portugal - 0.3%
EDP SA	607,271	3,127,021
Singapore - 1.9%
DBS Group Holdings Ltd.	218,380	12,599,805
Oversea-Chinese Banking Corp. Ltd.	372,300	8,456,133
		21,055,938
Spain - 5.3%
Banco Bilbao Vizcaya Argentaria SA	228,899	6,416,471
Banco Santander SA	1,567,969	22,300,076
CaixaBank SA	402,050	5,840,312
Iberdrola SA	685,270	16,277,618
Repsol SA	234,742	7,164,567
		57,999,044
Sweden - 0.9%
Alfa Laval AB	83,417	4,936,456
Assa Abloy AB, Class B	124,235	4,609,834
		9,546,290
Switzerland - 7.4%
ABB Ltd.	107,022	10,558,672
Alcon AG	64,446	4,426,101
Galderma Group AG	18,485	4,022,545
Holcim AG	59,822	5,433,281
Nestle SA	37,022	3,700,385
Novartis AG	94,854	14,834,383
Roche Holding AG	34,096	14,903,102
STMicroelectronics NV	64,660	3,454,034
UBS Group AG	380,765	20,126,336
		81,458,839
	Shares	Value
COMMON STOCKS (continued)
United Kingdom - 16.4%
3i Group PLC	275,216	$ 10,595,208
AstraZeneca PLC	50,946	8,666,439
BAE Systems PLC	212,154	6,005,938
Barclays PLC	2,578,834	17,725,713
BP PLC	614,769	4,618,862
British American Tobacco PLC	115,460	7,003,911
Compass Group PLC	120,790	3,835,789
GSK PLC	398,317	10,357,379
Halma PLC	86,676	4,141,135
HSBC Holdings PLC	1,211,910	25,807,997
Imperial Brands PLC	217,866	8,268,203
Lloyds Banking Group PLC	8,123,620	12,555,991
NatWest Group PLC	602,045	5,678,870
RELX PLC	112,311	3,950,196
Rio Tinto PLC	63,298	6,150,643
Rolls-Royce Holdings PLC	695,337	13,871,738
Sage Group PLC	214,059	2,819,793
Shell PLC	178,409	8,166,082
SSE PLC	135,862	4,292,348
Standard Chartered PLC	198,915	5,881,441
Unilever PLC	98,744	6,282,843
Vodafone Group PLC	2,039,872	3,237,256
		179,913,775
Total Common Stocks (Cost $767,551,153)		1,044,825,162
EXCHANGE-TRADED FUND - 0.7%
United States - 0.7%
iShares MSCI EAFE ETF (C)	$ 72,879	7,694,565
Total Exchange-Traded Fund (Cost $7,601,588)		7,694,565
PREFERRED STOCK - 0.4%
Germany - 0.4%
Volkswagen AG,
7.08% (D)	51,451	4,446,499
Total Preferred Stock (Cost $6,403,166)		4,446,499
Total Investments (Cost $781,555,907)		1,056,966,226
Net Other Assets (Liabilities) - 3.8%		41,977,678
Net Assets - 100.0%		$ 1,098,943,904
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	20.3%	$214,186,336
Pharmaceuticals	9.9	104,877,422
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	7.4%	$78,390,587
Capital Markets	5.5	58,272,391
Trading Companies & Distributors	4.4	46,743,840
Oil, Gas & Consumable Fuels	4.0	41,994,355
Aerospace & Defense	3.9	40,716,968
Electrical Equipment	3.4	36,237,705
Industrial Conglomerates	3.1	32,539,866
Insurance	2.9	30,618,322
Electric Utilities	2.8	30,030,584
Tobacco	2.5	26,253,862
Beverages	2.3	24,108,498
Metals & Mining	2.1	22,710,300
Wireless Telecommunication Services	2.0	21,059,841
Diversified Telecommunication Services	1.6	16,935,604
Multi-Utilities	1.6	16,885,489
Electronic Equipment, Instruments & Components	1.5	15,790,525
IT Services	1.5	15,629,396
Automobiles	1.3	13,879,087
Software	1.2	12,198,087
Personal Care Products	1.1	11,614,224
Technology Hardware, Storage & Peripherals	1.1	11,291,957
Health Care Equipment & Supplies	1.0	10,824,748
Professional Services	0.9	9,193,254
Machinery	0.8	8,592,660
International Equity Fund	0.7	7,694,565
Passenger Airlines	0.7	7,454,971
Real Estate Management & Development	0.7	7,134,906
Textiles, Apparel & Luxury Goods	0.6	6,864,478
Construction & Engineering	0.6	6,539,096
Broadline Retail	0.6	6,106,107
Retail REITs	0.6	6,053,299
Household Durables	0.6	6,003,461
Specialty Retail	0.6	5,973,965
Communications Equipment	0.5	5,528,982
Construction Materials	0.5	5,433,281
Building Products	0.4	4,609,834
Ground Transportation	0.4	4,516,598
Consumer Staples Distribution & Retail	0.4	4,492,408
Chemicals	0.4	3,859,588
Hotels, Restaurants & Leisure	0.4	3,835,789
Food Products	0.3	3,700,385
Health Care Providers & Services	0.3	3,513,668
Biotechnology	0.3	3,409,158
Industrial REITs	0.3	2,665,779
Total Investments	100.0%	$ 1,056,966,226
Transamerica Funds

Transamerica International Stock

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$20,951,136	$1,023,874,026	$—	$1,044,825,162
Exchange-Traded Fund	7,694,565	—	—	7,694,565
Preferred Stock	—	4,446,499	—	4,446,499
Total Investments	$28,645,701	$1,028,320,525	$—	$1,056,966,226
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,695,128, collateralized by non-cash collateral, such as U.S.
government securities of $2,839,450. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(D)	Rate disclosed reflects the yield at July 31, 2026.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica International Stock

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Stock (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds